Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Automobiles & Components - 3.0%
83,594	Fox Factory Holding Corp.*	$ 8,282,494
38,587	Patrick Industries, Inc.	2,896,340
68,985	Visteon Corp.*	9,524,759
		20,703,593
	Banks - 1.1%
114,754	Synovus Financial Corp.	3,190,161
64,245	Triumph Financial, Inc.*	4,162,434
		7,352,595
	Capital Goods - 15.3%
63,744	Ameresco, Inc. Class A*	2,457,969
62,992	Applied Industrial Technologies, Inc.	9,739,193
184,390	AZEK Co., Inc.*	5,483,759
46,764	Boise Cascade Co.	4,818,562
49,849	Chart Industries, Inc.*	8,430,463
33,535	Comfort Systems USA, Inc.	5,714,699
33,228	Curtiss-Wright Corp.	6,500,394
195,878	Fluor Corp.*	7,188,723
76,843	FTAI Aviation Ltd.	2,731,769
30,574	Herc Holdings, Inc.	3,636,472
601,185	Hillman Solutions Corp.*	4,959,776
48,785	ITT, Inc.	4,776,539
75,042	John Bean Technologies Corp.	7,889,916
94,200	Rush Enterprises, Inc. Class A	3,846,186
292,034	Shoals Technologies Group, Inc. Class A*	5,329,620
83,685	SPX Technologies, Inc.*	6,811,959
50,961	Vicor Corp.*	3,001,093
146,065	WillScot Mobile Mini Holdings Corp.*	6,074,843
278,654	Zurn Elkay Water Solutions Corp. Class C	7,807,885
		107,199,820
	Commercial & Professional Services - 6.7%
18,875	CACI International, Inc. Class A*	5,925,429
56,690	Casella Waste Systems, Inc. Class A*	4,325,447
43,991	Ceridian HCM Holding, Inc.*	2,984,789
34,794	Clean Harbors, Inc.*	5,823,124
155,040	ExlService Holdings, Inc.*	4,347,322
33,894	Insperity, Inc.	3,308,054
53,681	KBR, Inc.	3,163,958
19,826	Tetra Tech, Inc.	3,014,147
37,529	TriNet Group, Inc.*	4,371,378
523,257	Verra Mobility Corp.*	9,784,906
		47,048,554
	Consumer Durables & Apparel - 3.5%
67,561	Century Communities, Inc.	4,511,723
65,452	Crocs, Inc.*	5,774,830
67,245	SharkNinja, Inc.*(1)	3,117,478
173,569	VF Corp.	3,066,964
172,562	YETI Holdings, Inc.*	8,320,940
		24,791,935
	Consumer Services - 4.8%
41,755	Duolingo, Inc.*	6,925,902
267,832	European Wax Center, Inc. Class A*	4,338,878
66,679	Texas Roadhouse, Inc.	6,407,852
48,393	Wingstop, Inc.	8,702,997
106,001	Wyndham Hotels & Resorts, Inc.	7,371,310
		33,746,939
	Energy - 5.4%
89,624	Cactus, Inc. Class A	4,500,021
40,372	Chord Energy Corp.	6,543,090
31,164	Gulfport Energy Corp.*	3,697,920
126,101	Helmerich & Payne, Inc.	5,316,418
342,308	Magnolia Oil & Gas Corp. Class A	7,842,276
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Energy - 5.4% - (continued)
125,679	SM Energy Co.	$ 4,983,173
53,273	Weatherford International PLC*	4,812,150
		37,695,048
	Equity Real Estate Investment Trusts (REITs) - 1.6%
201,607	Phillips Edison & Co., Inc. REIT	6,761,899
50,392	Ryman Hospitality Properties, Inc. REIT	4,196,645
		10,958,544
	Financial Services - 4.2%
473,267	MGIC Investment Corp.	7,898,826
160,656	Remitly Global, Inc.*	4,051,744
54,434	Shift4 Payments, Inc. Class A*	3,014,011
34,500	StepStone Group, Inc. Class A	1,089,510
110,484	Stifel Financial Corp.	6,788,137
34,671	WEX, Inc.*	6,521,268
		29,363,496
	Food, Beverage & Tobacco - 2.2%
11,901	Boston Beer Co., Inc. Class A*	4,635,797
86,990	Freshpet, Inc.*	5,730,901
219,573	Sovos Brands, Inc.*	4,951,371
		15,318,069
	Health Care Equipment & Services - 9.4%
109,008	AtriCure, Inc.*	4,774,550
119,620	Encompass Health Corp.	8,033,679
69,436	Ensign Group, Inc.	6,452,688
62,020	Glaukos Corp.*	4,667,005
79,525	Haemonetics Corp.*	7,123,850
104,701	HealthEquity, Inc.*	7,648,408
77,850	Inari Medical, Inc.*	5,091,390
18,612	Inspire Medical Systems, Inc.*	3,693,365
53,377	iRhythm Technologies, Inc.*	5,031,316
51,323	Lantheus Holdings, Inc.*	3,565,922
18,181	Novocure Ltd.*	293,623
165,804	Owens & Minor, Inc.*	2,679,393
40,591	QuidelOrtho Corp.*	2,964,767
140,533	RadNet, Inc.*	3,961,625
		65,981,581
	Household & Personal Products - 1.3%
82,511	elf Beauty, Inc.*	9,062,183
	Insurance - 0.5%
36,645	Selective Insurance Group, Inc.	3,780,665
	Materials - 4.3%
241,909	Axalta Coating Systems Ltd.*	6,507,352
122,637	Cabot Corp.	8,495,065
64,682	Ingevity Corp.*	3,079,510
366,042	Livent Corp.*	6,738,833
88,861	Louisiana-Pacific Corp.	4,911,348
		29,732,108
	Media & Entertainment - 2.0%
180,365	Bumble, Inc. Class A*	2,691,046
360,834	Eventbrite, Inc. Class A*	3,557,823
42,350	Ziff Davis, Inc.*	2,697,271
313,994	ZoomInfo Technologies, Inc.*	5,149,502
		14,095,642
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
271,395	Aclaris Therapeutics, Inc.*	1,859,056
213,202	Alkermes PLC*	5,971,788
35,981	Apogee Therapeutics, Inc.*(1)	766,395
90,218	Blueprint Medicines Corp.*	4,530,748
100,331	Celldex Therapeutics, Inc.*	2,761,109

1

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8% - (continued)
135,172	Crinetics Pharmaceuticals, Inc.*	$ 4,020,015
277,491	Cytek Biosciences, Inc.*	1,531,750
100,551	Cytokinetics, Inc.*	2,962,233
128,223	Denali Therapeutics, Inc.*	2,645,241
895,374	Geron Corp.*	1,898,193
254,120	ImmunoGen, Inc.*	4,032,884
55,163	Intellia Therapeutics, Inc.*	1,744,254
103,933	Intra-Cellular Therapies, Inc.*	5,413,870
45,681	Ionis Pharmaceuticals, Inc.*	2,072,090
69,043	Kymera Therapeutics, Inc.*	959,698
62,075	Morphic Holding, Inc.*	1,422,138
63,282	Nuvalent, Inc. Class A*	2,909,074
51,651	Prothena Corp. PLC*	2,492,161
62,084	RayzeBio, Inc.*	1,378,265
156,535	Revance Therapeutics, Inc.*	1,795,456
135,487	Revolution Medicines, Inc.*	3,750,280
42,500	Rocket Pharmaceuticals, Inc.*	870,825
56,914	Sage Therapeutics, Inc.*	1,171,290
121,038	Syndax Pharmaceuticals, Inc.*	1,757,472
45,263	Ultragenyx Pharmaceutical, Inc.*	1,613,626
104,671	Vaxcyte, Inc.*	5,336,128
123,166	Ventyx Biosciences, Inc.*	4,277,555
108,095	Veracyte, Inc.*	2,413,761
70,219	Zentalis Pharmaceuticals, Inc.*	1,408,593
		75,765,948
	Semiconductors & Semiconductor Equipment - 4.5%
32,840	Axcelis Technologies, Inc.*	5,354,562
54,666	Cirrus Logic, Inc.*	4,043,097
48,010	MKS Instruments, Inc.	4,154,785
48,207	Onto Innovation, Inc.*	6,147,357
89,802	Power Integrations, Inc.	6,852,791
83,929	Rambus, Inc.*	4,682,399
		31,234,991
	Software & Services - 12.0%
82,395	Agilysys, Inc.*	5,451,253
108,534	Alarm.com Holdings, Inc.*	6,635,769
53,271	Altair Engineering, Inc. Class A*	3,332,634
87,497	Blackbaud, Inc.*	6,152,789
99,211	Braze, Inc. Class A*	4,636,130
95,088	DoubleVerify Holdings, Inc.*	2,657,710
325,615	EngageSmart, Inc.*	5,857,814
47,752	Five9, Inc.*	3,070,454
252,422	Grid Dynamics Holdings, Inc.*	3,074,500
50,039	Guidewire Software, Inc.*	4,503,510
126,028	Intapp, Inc.*	4,224,458
40,451	Perficient, Inc.*	2,340,495
273,898	PowerSchool Holdings, Inc. Class A*	6,206,529
29,112	Rapid7, Inc.*	1,332,747
208,664	Sprinklr, Inc. Class A*	2,887,910
107,884	Sprout Social, Inc. Class A*	5,381,254
30,935	SPS Commerce, Inc.*	5,277,820
206,406	Squarespace, Inc. Class A*	5,979,582
49,884	Workiva, Inc.*	5,055,244
		84,058,602
	Technology Hardware & Equipment - 5.0%
67,292	Fabrinet*	11,212,193
52,753	Insight Enterprises, Inc.*	7,675,562
15,978	Littelfuse, Inc.	3,951,679
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.6% - (continued)
	Technology Hardware & Equipment - 5.0% - (continued)
47,060	Novanta, Inc.*		$ 6,750,286
19,788	Super Micro Computer, Inc.*		5,426,265
			35,015,985
	Total Common Stocks (cost $595,857,315)		$ 682,906,298
EXCHANGE-TRADED FUNDS - 1.1%
	Other Investment Pools & Funds - 1.1%
33,129	iShares Russell 2000 Growth ETF (1)		$ 7,425,865
	Total Exchange-Traded Funds (cost $7,720,814)		$ 7,425,865
	Total Long-Term Investments (cost $603,578,129)		$ 690,332,163
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.3%
$ 1,703,502	Fixed Income Clearing Corp. Repurchase Agreement dated 09/29/2023 at 5.29%, due on 10/02/2023 with a maturity value of $1,704,253; collateralized by U.S. Treasury Note at 1.63%, maturing 10/31/2026, with a market value of $1,737,595		$ 1,703,502
	Securities Lending Collateral - 1.1%
1,237,704	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.24%(2)		1,237,704
4,125,680	HSBC U.S. Government Money Market Fund, Institutional Class, 5.28%(2)		4,125,680
1,237,704	Invesco Government & Agency Portfolio, Institutional Class, 5.26%(2)		1,237,704
1,237,704	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.27%(2)		1,237,704
			7,838,792
	Total Short-Term Investments (cost $9,542,294)		$ 9,542,294
	Total Investments (cost $613,120,423)	100.1%	$ 699,874,457
	Other Assets and Liabilities	(0.1)%	(430,795)
	Total Net Assets	100.0%	$ 699,443,662
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

2

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2023  (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 20,703,593	$ 20,703,593	$ —	$ —
Banks	7,352,595	7,352,595	—	—
Capital Goods	107,199,820	107,199,820	—	—
Commercial & Professional Services	47,048,554	47,048,554	—	—
Consumer Durables & Apparel	24,791,935	24,791,935	—	—
Consumer Services	33,746,939	33,746,939	—	—
Energy	37,695,048	37,695,048	—	—
Equity Real Estate Investment Trusts (REITs)	10,958,544	10,958,544	—	—
Financial Services	29,363,496	29,363,496	—	—
Food, Beverage & Tobacco	15,318,069	15,318,069	—	—
Health Care Equipment & Services	65,981,581	65,981,581	—	—
Household & Personal Products	9,062,183	9,062,183	—	—
Insurance	3,780,665	3,780,665	—	—
Materials	29,732,108	29,732,108	—	—
Media & Entertainment	14,095,642	14,095,642	—	—
Pharmaceuticals, Biotechnology & Life Sciences	75,765,948	75,765,948	—	—
Semiconductors & Semiconductor Equipment	31,234,991	31,234,991	—	—
Software & Services	84,058,602	84,058,602	—	—
Technology Hardware & Equipment	35,015,985	35,015,985	—	—
Exchange-Traded Funds	7,425,865	7,425,865	—	—
Short-Term Investments	9,542,294	7,838,792	1,703,502	—
Total	$ 699,874,457	$ 698,170,955	$ 1,703,502	$ —

(1)	For the period ended September 30, 2023, there were no transfers in and out of Level 3.
3

Hartford HLS Series Fund II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
4